Trade Receivables (Details) - Schedule of provision for expected credit losses - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Provision For Expected Credit Losses Abstract
At the beginning of the period	R$ (6)	R$ (4)
Additions	(25)	(23)
Reversals	23	21
At the end of the period	R$ (8)	R$ (6)